Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Commitments [Abstract]
Line of credit with Bank of Montreal limit	$ 200,000
Line of credit base rate	1.50%
Balance outstanding amount	$ 100,705
Term of leases expired	The term of the leases expire on November 1, 2020 and July 1, 2020 with the Company holding an option to renew for a further five years for the office space.